FORM N-SAR
                              SEMI-ANNUAL REPORT
                     FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:    /  /            (a)
             or fiscal year ending:  12/31/2013        (b)

Is this a transition report?  (Y/N):                                         N

Is this an amendment to a previous filing?  (Y/N):                           N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.  A.  Registrant Name: State Farm Life Insurance Company Variable Annuity
                         Separate Account

    B.  File Number:  811-08001

    C.  Telephone Number:  (800) 447-0740


2.  A.  Street: One State Farm Plaza

    B.  City: Bloomington     C. State: IL   D. Zip Code: 61710  Zip Ext:0001

    E.  Foreign County: _______________________ Foreign Postal Code: _________


3.  Is this the first filing on this form by Registrant? (Y/N)               N

4.  Is this the last filing on this form by Registrant? (Y/N)                N

5.  Is Registrant a small business investment company (SBIC)? (Y/N)          N
    [If answer is "Y" (Yes), complete only items 89 through 110.]

6.  Is Registrant a unit investment trust (UIT)?  (Y/N)                      Y
    [If answer is "Y" (Yes), complete only items 111 through 132.]

7.  A.  Is Registrant a series or multiple portfolio company? (Y/N)        ___
        [If answer is "N" (No), go to item 8.]

    B.  How many separate series or portfolios did Registrant have at
        the end of the period?                                             ___


SCREEN NUMBER: 01                PAGE NUMBER: 01

For period ending 12/31/2013            If filing more than one
File number 811-08001                   Page 47, "X" box:      [ ]


UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name: State Farm Life Insurance Company

     B. [/] File Number (If any): _________

     C. [/] City: Bloomington      State: IL    Zip Code: 61710  Zip Ext.:0001

        [/] Foreign Country: _________________ Foreign Postal Code:___________

111. A. [/] Depositor Name: __________________________________________________

     B. [/] File Number (If any): __________

     C. [/] City: ______________   State: __    Zip Code: _____  Zip Ext.:____

        [/] Foreign Country: _________________ Foreign Postal Code:___________

112. A. [/] Sponsor Name: ____________________________________________________

     B. [/] File Number (If any): __________

     C. [/] City: ______________   State: __    Zip Code: _____  Zip Ext.:____

        [/] Foreign Country: _________________ Foreign Postal Code:___________

112. A. [/] Sponsor Name: ____________________________________________________

     B. [/] File Number (If any): __________

     C. [/] City: ______________   State: __    Zip Code: _____  Zip Ext.:____

        [/] Foreign Country: _________________ Foreign Postal Code:___________


SCREEN NUMBER: 55                PAGE NUMBER: 47

For period ending 12/31/2013            If filing more than one
File number 811-08001                   Page 48, "X" box:      [ ]


113. A. [/] Trustee Name:_____________________________________________________

     B. [/] City: ______________   State: __    Zip Code: _____  Zip Ext.:____

        [/] Foreign Country: _________________ Foreign Postal Code:___________

113. A. [/] Trustee Name:_____________________________________________________

     B. [/] City: ______________   State: __    Zip Code: _____  Zip Ext.:____

        [/] Foreign Country: _________________ Foreign Postal Code:___________

114. A. [/] Principal Underwriter Name: State Farm VP Management Corp.

     B. [/] File Number: 8 - 50128

     C. [/] City: Bloomington      State: IL    Zip Code: 61710  Zip Ext.:0001

        [/] Foreign Country: _________________ Foreign Postal Code:___________

114. A. [/] Principal Underwriter Name:_______________________________________

     B. [/] File Number: 8 - _______

     C. [/] City: ______________   State: __    Zip Code: _____  Zip Ext.:____

        [/] Foreign Country: _________________ Foreign Postal Code:___________

115. A. [/] Independent Public Accountant Name: PriceWaterhouseCoopers LLP

     B. [/] City: Chicago          State: IL    Zip Code: 60606  Zip Ext.:____

        [/] Foreign Country: _________________ Foreign Postal Code:___________

115. A. [/] Independent Public Accountant Name:_______________________________

     B. [/] City: ______________   State: __    Zip Code: _____  Zip Ext.:____

        [/] Foreign Country: _________________ Foreign Postal Code:___________


SCREEN NUMBER: 56                PAGE NUMBER: 48

For period ending 12/31/2013           If filing more than one
File number 811-08001                   Page 49, "X" box:      [ ]


116. Family of investment companies information:

     A. [/] Is Registrant part of a family of investment companies? (Y/N)     Y

     B. [/] Identify the family in 10 letters: SFVARIABLE
                                               ----------
            (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company?
            (Y/N)                                                             Y

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. [/] Variable annuity contracts? (Y/N)                                 Y

     C. [/] Scheduled premium variable life contracts? (Y/N)                  N

     D. [/] Flexible premium variable life contracts? (Y/N)                   N

     E. [/] Other types of insurance products registered under the
            Securities Act of 1933? (Y/N)                                     N

118. [/] State the number of series existing at the end of the period
         that had securities registered under the Securities Act of 1933      1

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective
         during the period                                                    0

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
         ($000's omitted)                                           $         0

121. [/] State the number of series for which a current prospectus
         was in existence at the end of the period                            1

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933
         during the current period                                            0


SCREEN NUMBER: 57                PAGE NUMBER: 49

For period ending 12/31/2013            If filing more than one
File number 811-08001                   Page 50, "X" box:      [ ]


123. [/] State the total value of the additional units considered
         in answering item 122 ($000's omitted)                      $        0

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the
         current period (the value of these units is to be measured on the date they were placed in the subsequent series)
         ($000's omitted)                                            $        0

125. [/] State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter
         which is an affiliated person of the principal underwriter during the current period solely from the sale of units
         of all series of Registrant ($000's omitted)                $    569

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
     Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
     subsequent series.) ($000's omitted)                            $        0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                            Number of     Total Assets       Total Income
                            Series        ($000's           Distributions
                            Investing    omitted)          $000's omitted)
                         -----         ------------        ----------------

U.S. Treasury direct issue   _____       $__________        $__________

U.S. Government agency       _____       $__________        $__________

State and municipal tax-free _____       $__________        $__________

Public utility debt          _____       $__________        $__________

Brokers or dealers debt or debt of
brokers' or dealers' parent  _____       $__________        $__________

All other corporate intermed. &
long-term debt              _____       $__________         $__________

All other corporate short-term debt_____  $__________       $__________

Equity securities of brokers or
dealers or parents of brokers or
dealers                     _____       $__________        $__________

Investment company equity
securities                  _____       $__________        $__________

All other equity securitites  1        $   916,105         $         0

Other securities           _____       $__________         $__________

Total assets of all series of
Registrant                    1        $   916,105         $         0


SCREEN NUMBER: 58                PAGE NUMBER: 50

For period ending 12/31/2013            If filing more than one
File number 811-08001                   Page 51, "X" box:      [ ]


128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an
         entity other than the issuer? (Y/N)                                  N

         [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the
         end of the current period? (Y/N)                                  ___

         [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in
         item 129 derived from insurance or guarantees? (Y/N)              ___

131. Total expenses incurred by all series of Registrant during
     the current reporting period ($000's omitted)                   $       22

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-08001     811-_____     811-_____     811-_____     811-_____

         811-_____     811-_____     811-_____     811-_____     811-_____

         811-_____     811-_____     811-_____     811-_____     811-_____

         811-_____     811-_____     811-_____     811-_____     811-_____

         811-_____     811-_____     811-_____     811-_____     811-_____

         811-_____     811-_____     811-_____     811-_____     811-_____

         811-_____     811-_____     811-_____     811-_____     811-_____

         811-_____     811-_____     811-_____     811-_____     811-_____

         811-_____     811-_____     811-_____     811-_____     811-_____



SCREEN NUMBER: 59                PAGE NUMBER: 51

This report is signed on behalf of the registrant in the City of Bloomington and State of Illinois on the 27th day of February, 2014.


      State Farm Life Insurance Company Variable Annuity Separate Account


By:  /s/ Mark Schwamberger		         By:  /s/ David Moore
     -------------------------               	      ------------------------
     Mark Schwamberger                     		  David Moore
     Vice President & Controller